John Deere Owner Trust 2017	EXHIBIT 99.2
Statement to Certificateholders

$240,000,000 Class A-1 0.88000% Asset Backed Notes due March 15, 2018

$218,000,000 Class A-2 1.50% Asset Backed Notes due October 15, 2019

$225,000,000 Class A-3 1.78% Asset Backed Notes due April 15, 2021

$75,640,000 Class A-4 2.11% Asset Backed Notes due December 15, 2023

$19,453,285 Overcollateralization

Payment Date:			15-May-17

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$28,027,826.86
		per $1,000 original principal amount:	$116.78

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$28,027,826.86

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$132,924.79
		per $1,000 original principal amount:	$0.55

		(ii) Class A-2 Notes:	$272,500.00
		per $1,000 original principal amount:	$1.25

		(iii) Class A-3 Notes:	$333,750.00
		per $1,000 original principal amount:	$1.48

		(iv) Class A-4 Notes:	$133,000.33
		per $1,000 original principal amount:	$1.76

		(v) Total:	$872,175.12

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$726,723,868.62

	(b)	Note Value at end of related Collection Period:	$704,273,758.39

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	19,453,285.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$166,180,473.79
		(ii) A-1 Note Pool Factor:	0.6924186

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$218,000,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$225,000,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

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	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$75,640,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$629,923.78
		(i) per $1,000 original principal amount:	$0.78
	(b)	Amount of Servicing Fee earned:	$629,923.78
	(c)	Amount of Servicing Fee paid:	$629,923.78
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,566,033.39

(11)	(i)	Amount in Reserve Account:	$7,780,933.00
	(ii)	Specified Reserve Account Balance:	$7,780,933.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$4,680,728.29
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.64%

(13)	(i)	Aggregate amount of net losses for the collection period:	$77,871.62
	(ii)	Cumulative amount of net losses:	$77,871.62
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.01%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$698,666.25
		(ii) % of Pool Balance:	0.09%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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